Vessels (Tables)	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	152,314	-	152,314
- Acquisition, improvements and other vessel costs	70,819	-	70,819
- Depreciation for the year	-	(58,714)	(58,714)
Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138